Debt due within one year - Schedule of Debt Due Within One Year (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2017 CAD ($)	Jan. 01, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	$ 525	$ 1,106				$ 1,307
Total debt due within one year	4,645	5,178				4,887
Repayments of non-current borrowings	$ 2,713	2,653
Notes payable | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2018	2.82%			2.82%
Loans secured by trade receivables | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2018	2.83%			2.83%
Long-term debt due within one year | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2018	5.16%			5.16%
Unsecured committed term credit facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings		480	$ 357
Finance leases | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2018	6.67%			6.67%
Gross carrying amount | Notes payable
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 3,201	3,151				2,649
Gross carrying amount | Loans secured by trade receivables
Disclosure of detailed information about borrowings [line items]
Current borrowings	919	921				931
Gross carrying amount | Long-term debt due within one year
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	525	1,106				835
Gross carrying amount | Unsecured committed term credit facility
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	0	0				479
Gross carrying amount | Commercial paper
Disclosure of detailed information about borrowings [line items]
Current borrowings	3,156	3,116		$ 2,314	$ 2,484	2,612	$ 1,945
Gross carrying amount | Finance leases
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	466	445				435
Net unamortized discount
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	0	0				1
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	$ 0	$ 0				$ 6